PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation	$ 532	$ 702	$ 672